FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

11. FAIR VALUE MEASUREMENT

The following tables present the fair value hierarchy for those assets measured at fair value on a recurring basis as of December 31, 2023 and 2024, respectively:

	As of December 31, 2023
				Total
RMB	Level 1	Level 2	Level 3	Fair Value
Short-term investments (Note 3)	—	150,699	—	150,699

	As of December 31, 2024
				Total
RMB	Level 1	Level 2	Level 3	Fair Value
Short-term investments (Note 3)	—	153,910	—	153,910
Long-term investments (Note 3)	273,020	51,090	—	324,110